Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property And Equipment Useful Life [Table Text Block]
The Company’s estimated useful life for property and equipment is as follows:

Estimated Useful Lives
Laboratory equipment	5–7 years
Office and computer equipment	1–5 years
Leasehold improvements	Shorter of lease term or useful life

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Annual patent amortization expense for the years ended December 31 is estimated as follows:

Patent
Amortization
2015	$31,000
2016	31,000
2017	31,000
2018	31,000
2019	31,000
Thereafter	214,000
Total patent amortization expense	$369,000